AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON OCTOBER 2, 2015.

No. 333-147622

No. 811-22148

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT
UNDER THE SECURITIES ACT OF 1933	☐
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 206	☒
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
Amendment No. 207	☒
(Check appropriate box or boxes)

POWERSHARES ACTIVELY MANAGED EXCHANGE-TRADED FUND TRUST

(Exact Name of Registrant as Specified in Charter)

3500 Lacey Road, Suite 700

Downers Grove, IL 60515

(Address of Principal Executive Office)

Registrant’s Telephone Number, including Area Code: (800) 983-0903

With a copy to:

Anna Paglia, Esquire	Alan P. Goldberg, Esquire
3500 Lacey Road, Suite 700	K&L Gates LLP
Downers Grove, IL 60515	70 W. Madison St., Suite 3100
(Name and Address of Agent for Service)	Chicago, IL 60602

APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING:

It is proposed that this filing will become effective (check appropriate box)

☐	immediately upon filing pursuant to paragraph (b)
☒	on November 1, 2015 pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)
☐	on [date] pursuant to paragraph (a)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on [date] pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☒	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

This Post-Effective Amendment No. 206 (the “Amendment”) to the Registration Statement on Form N-1A for PowerShares Actively Managed Exchange-Traded Fund Trust (the “Trust”) is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 under the Securities Act of 1933 (the “Securities Act”) solely for the purpose of designating November 1, 2015 as the new effective date for Post-Effective Amendment No. 27 to the Trust’s Registration Statement, which was filed on January 13, 2012 pursuant to Rule 485(a) under the Securities Act. The effectiveness of the Registration Statement relating to this change was delayed previously pursuant to Post-Effective Amendment Nos. 31, 35, 37, 40, 41, 46, 50, 55, 63, 70, 75, 79, 84, 89, 100, 104, 108, 113, 116, 121, 124, 128, 131, 135, 141, 146, 151, 155, 158, 161, 164, 167, 170, 171, 174, 177, 180, 185, 189, 191, 194, 196, 199 and 202 to the Trust’s Registration Statement filed on March 26, 2012, April 24, 2012, May 23, 2012, June 21, 2012, July 20, 2012, August 17, 2012, September 11, 2012, October 10, 2012, November 8, 2012, December 6, 2012, January 4, 2013, February 1, 2013, March 4, 2013, April 3, 2013, May 3, 2013, June 3, 2013, July 2, 2013, August 1, 2013, August 30, 2013, September 30, 2013, October 30, 2013, November 26, 2013, December 23, 2013, January 21, 2014, February 19, 2014, March 20, 2014, April 18, 2014, May 16, 2014, June 13, 2014, July 11, 2014, August 8, 2014, September 5, 2014, October 3, 2014, October 31, 2014, November 28, 2014, December 23, 2014, January 21, 2015, February 19, 2015, March 20, 2015, April 17, 2015, May 15, 2015, June 12, 2015, July 10, 2015, August 7, 2015 and September 4, 2015, respectively. This Amendment relates solely to PowerShares Commodity Rotation Portfolio, a series of the Trust.

This Amendment incorporates by reference the information contained in Parts A and B of Post-Effective Amendment No. 27 to the Trust’s Registration Statement and Part C of Post-Effective Amendment No. 183 to the Trust’s Registration Statement, which was filed on February 26, 2015.

SIGNATURES

Pursuant to the requirements of the Securities Act, and the Investment Company Act of 1940, as amended, the Fund certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act, and it has duly caused this registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Downers Grove and State of Illinois, on the 2nd day of October, 2015.

PowerShares Actively Managed Exchange-Traded Fund Trust

By:	/s/ Andrew Schlossberg
	Title:	Andrew Schlossberg, President

Pursuant to the requirements of the Securities Act, this registration statement has been signed below by the following persons in the capacities indicated on the dates indicated.

SIGNATURE		TITLE	DATE

/s/ Andrew Schlossberg Andrew Schlossberg		President	October 2, 2015

/s/ Steven M. Hill Steven M. Hill		Treasurer	October 2, 2015

/s/ Anna Paglia Anna Paglia		Secretary	October 2, 2015

*/s/ Ronn R. Bagge Ronn R. Bagge		Trustee	October 2, 2015

*/s/ Todd J. Barre Todd J. Barre		Trustee	October 2, 2015

*/s/ Kevin M. Carome Kevin M. Carome		Trustee	October 2, 2015

*/s/ Marc M. Kole Marc M. Kole		Trustee	October 2, 2015

*/s/ Yung Bong Lim Yung Bong Lim		Trustee	October 2, 2015

*/s/ Philip M. Nussbaum Philip M. Nussbaum		Trustee	October 2, 2015

*/s/ Gary R. Wicker Gary R. Wicker		Trustee	October 2, 2015

*/s/ Donald H. Wilson Donald H. Wilson		Chairman and Trustee	October 2, 2015

*By:	/s/ Anna Paglia		October 2, 2015
Anna Paglia
Attorney-In-Fact

*	Anna Paglia signs on behalf of the powers of attorney filed with Post-Effective Amendment Nos. 27 and 89 to the Trust’s Registration Statement, which are incorporated by reference herein.

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